Controlled Entities (Tables)	12 Months Ended
Jun. 30, 2019
Controlled Entities [Abstract]
Schedule of subsidiaries

		Percentage of Ownership
	Country of Incorporation	30 June 2019	30 June 2018

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%